Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Aggregate Amounts of Payments Due and Reconciliation of Debt Balances, Net of Debt Discount and Debt Issuance Costs
The aggregate amounts of payments due for the periods succeeding September 30, 2023 and reconciliation of the Company’s debt balances, net of debt discount and debt issuance costs, are as follows (in thousands):

Three months ending December 31, 2023	$313
Year ending December 31, 2024	1,563
Year ending December 31, 2025	2,500
Year ending December 31, 2026	31,033

Total debt	$35,409
Less current portion	(1,250)
Less unamortized debt discount and debt issuance costs	(6,572)
Add capitalized paid-in-kind interest	155

Total long-term debt	$27,742

The aggregate amounts of payments due for the periods succeeding December 31, 2022 and reconciliation of the Company’s debt balances, net of debt discount and debt issuance costs, are as follows (in thousands):

Year ending December 31, 2023	$1,250
Year ending December 31, 2024	1,563
Year ending December 31, 2025	2,500
Year ending December 31, 2026	44,062

Total debt	$49,375
Less current portion	(1,250)
Less unamortized debt discount and debt issuance costs	(8,988)
Add capitalized paid-in-kind interest	598

Total long-term debt	$39,735